MARKETABLE SECURITIES AND CUSTOMER DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Marketable Securities And Customer Deposits [Abstract]
Marketable Securities And Customer Deposits [Text Block]
NOTE 11 – MARKETABLE SECURITIES AND CUSTOMER DEPOSITS

Marketable securities

Marketable securities of the Company represent the shares received as a payment from clients for services provided.

Marketable securities	Value as of September 30, 2014	Value as of December 30, 2013
Shares received as a payment from client	$176,400	$184,800
Securities from MJ Holdings, Inc.	31,625	-
Total marketable securities	$208,025	$184,800

As of September 30, 2014 and December 31, 2013 the fair value of these marketable securities was $208,025 and $184,800, respectively.

As of September 30, 2014, the Company held as a deposit 7,000,000 restricted shares (issued on September 5, 2013) as payment for $300,000 in accounts receivable billed to a customer. The fair value of the shares as of September 30, 2014 and December 31, 2013 (with 12% restricted stock discount as of December 31, 2013 and without a discount at September 30, 2014 because the restriction lapsed in 2014) was $176,400 and $184,800, respectively. The value of these unliquidated shares is offset against the outstanding amounts owed to the Company up to $300,000 (the value of receivable of the client) until such time that the shares are liquidated and only at that time that the cash proceeds are used to pay off the receivable will any excess cash received be returned to the client in accordance with the contract.

On May 19, 2014 the Company entered into an agreement with MJ Holdings, Inc., a publicly traded company that provides real estate financing and related solutions to licensed marijuana operators. The Company will market MJ Holdings' real estate financial products and offerings to its consulting clients and will direct all incoming real estate related opportunities to MJ Holdings. Under the agreement, the Company will receive 50% of management fees and profits realized from the real estate opportunities it presents, in addition to warrants to purchase shares in MJ Holdings. The initial term of the agreement is six months, and will renew automatically for successive one month terms, unless one of the parties notifies the other in writing of its the intention to terminate the agreement. MJ Holdings, Inc. agreed to issue to the Company, for this six month term of the contract, 33,333 warrants to purchase common stock on each month’s anniversary of the contract. As of September 30, 2014 the Company received five warrants for the services provided under the agreement. The following table represents the initial recognition value and subsequent adjustment as of reporting date:

Warrants	Initial Fair Value	Fair Value at Conversion	Gain or (Loss)	Fair Value as of September 30, 2014
Warrant #1	$95,866	$(94,719)	$(1,147)	$-
Conversion of the Warrant #1 to 10,825 shares	-	94,719	(72,961)	21,758
Warrant #2	2,666		(2,033)	633
Warrant #3	53,867		(53,033)	834
Warrant #4	30,600		(29,333)	1,267
Warrant #5	7,133		-	7,133
Total	$190,132	$-	$(158,507)	$31,625

At initial recognition the value of warrants is recorded as “Marketable securities” and “Revenue” for services provided. Subsequent to initial recognition all valuation adjustments are reflected through other comprehensive income (loss) as “Unrealized gain or losses from marketable securities”. In June 2014, warrant #1 was converted to 10,825 shares of MJ Holdings common stock through the cashless exercise option. The fair value of the shares as of September 30, 2014 was $21,758. The Company uses the published closing price of the stock to value the stock held by the Company.

The Company uses a Black-Scholes model to measure the value of the warrants. The following data were introduced in the model in order to assess the value of the warrants assuming that the Company expects to keep the warrants for six months:

Black-Scholes Calculator Data	Initial Valuation and Recognition
	#1	#2	#3	#4	#5
Warrant
Stock price, $	8.69	4.00	8.00	6.15	2.01
Exercise price, $	6.41503521	8.454933	7.874619	6.953694	3.534120
Time to maturity, Years	0.5	0.5	0.5	0.5	1.0
Annual risk-free rate, %	0.05	0.05	0.05	0.05	0.04
Annualized volatility, %	70.0	70.0	70.0	70.0	70.0
Black-Scholes Value per warrant, $	2.876	0.080	1.616	0.918	0.214
Number of warrants/shares	33,333	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	95,866	2,666	53,867	30,600	7,133

The following data were used by the company for the Black-Scholes model valuation of the warrants as of September 30, 2014:

Fair Value of Warrants	As of September 30, 2014
	#2	#3	#4	#5
Warrant
Stock price, $	2.01	2.01	2.01	2.01
Exercise price, $	8.454933	7.874619	6.953694	3.534120
Time to maturity, Years	1.0	1.0	1.0	1.0
Annual risk-free rate, %	0.13	0.13	0.13	0.13
Annualized volatility, %	70.0	70.0	70.0	70.0
Black-Scholes Value per warrant, $	0.019	0.025	0.038	0.214
Number of warrants/shares	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	633	834	1,267	7,133

Customer deposits

Advance payments from customers are recorded as customer deposits on the balance sheet.

Customer deposits	September 30, 2014	December 31, 2013
Advance payments from customers	$512,050	$127,550
Advance payments for vaporizers	75,038	75,636
Total customer deposits	$587,088	$203,186

Note 9 - Marketable Securities and Customer Deposits

Marketable securities

At December 31, 2013, the Company held as a deposit of 7,000,000 shares (issued on September 5, 2013) as payment for $300,000 in accounts receivable billed to a customer. The fair value of the shares as of December 31, 2013 (with 12% discount because of restriction) was $184,800. The value of these unliquidated shares is offset against the outstanding amounts owed to the Company until such time that the shares are liquidated and the cash proceeds are used to pay off the receivable and any excess cash will be returned to the client in accordance with the contract. For financial reporting purposes, the Company does not classify these shares as investments, but rather as a deposit for receivable settlement.

Customer deposits

Advance payments from customers are recorded as customer deposits on the balance sheet.

	2013	2012
Advance payments from customers	$127,550	$-
Prepaid sales of vaporizers	75,636
Total customer deposits	$203,186	$-

At December 31, 2012 the Company didn’t hold any deposits from customers.